Stockholders' Equity	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred stock

The Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock. As of December 31, 2017, no shares have been designated or issued.

Common stock

The Company is authorized to issue 95,000,000 shares of $0.001 par value common stock. As of December 31, 2017, the Company has 15,000,000 shares issued and outstanding.

Upon inception in October 2017, the Company issued 15,000,000 founder shares of its common stock at par value to its officers and directors in the form of stock compensation with a fair value of $1,500.

NOTE 5 – STOCKHOLDERS’ EQUITY

At a Board of Director’s Meeting on July 30, 2018, the Company authorized a reverse split that resulted in a reduction of the number of outstanding and issued shares of both common and preferred stock so that after the split became effective, the shares of both common and preferred stock were reduced to 1 share for each 30 shares currently issued and outstanding. The effect on the Balance Sheet is a transfer of value from stock value at par to Additional Paid-in Capital (APIC). As a result of the one (1) for thirty (30) reverse stock split, the Company will continue to be authorized to issue 300,000,000 shares of Common Stock. The impact of the reverse stock split has been retroactively applied to all periods presented, and all references to common and preferred stock in the footnotes are assumed to be post-split unless otherwise indicated.

Preferred stock

As of July 30, 2018, and prior to the reverse stock split, there were 440,500 outstanding shares of the Company’s Preferred Stock. After the reverse stock split that was effective on August 13, 2018, the Company’s outstanding shares of preferred stock was 14,683 and the authorized preferred stock of 50,000,000 shares remained unchanged.

On September 20, 2018 the total of 9,999 shares of Preferred Stock were returned to treasury as a result of a Merger, (please see 8-K statement filed on September 24, 2018 and its financial amendment 8-K/A filed on October 29, 2018, for more detailed information about the merger and asset purchase agreement).

The change of control of ownership resulted in the mandatory conversion of all of the outstanding shares of the Company’s Class A 6% Cumulative Convertible Voting Preferred Stock, par value $.001 per share (“Preferred Stock”), with 5 shares of common stock, par value $.001 per share (the “Common Stock”) of the Company, being issued for each outstanding share of Preferred Stock, as well as combined accrued interest.

As of September 30, 2018, no preferred shares have been designated nor issued.

Common stock

As of July 30, 2018, and prior to the reverse stock split, there were 111,336,350 shares of Common Stock outstanding. As a result of the reverse stock split that was effective on August 13, 2018, there were approximately 3,711,204 shares of Common Stock outstanding. A total of 30,000 shares, included in the above count, had on July 30, 2018 been issued as a settlement of accounts payable for a related party.

On September 21, 2018, the Company completed a series of transactions as a result of a Merger, (please see 8-K statement filed on September 24, 2018 and its financial amendment 8-K/A filed on October 29, 2018, for more detailed information about the merger and asset purchase agreement

As consideration for the Merger, the stockholders of Bioxytran were issued 76,586,937 shares of common stock of the Company. The Merger was structured as a tax-free reorganization.

A 6% secured promissory note in the principal amount of $110,000, including all interest had been in default since August 23, 2013. The Note was secured by substantially all of the assets of the Company. As consideration for the satisfaction of the obligation and as a condition to the Settlement, the Company agreed to divest substantially all of its assets and remaining liabilities to an affiliate of the creditor and former majority stockholder of the Company. The creditor agreed to release all liens upon the completion of the asset sale. Included in the Settlement a former majority stockholder of the Company received 4,455,856 shares of common stock, while the former Directors and Officers received 850,732 shares of common Stock.

An additional 30,500 shares of common stock were issued as a result of a mandatory conversion of 4,681 shares preferred stock, convertible 5:1 while, 7,095 shares of common stock were issued in form of accrued 6% annual combined interest on the preferred stock. An additional 9,999 shares of preferred stock were returned to treasury.

As of September 30, 2018, and after completion of the above transactions, the Company has 85,103,673 shares of Common Stock issued and outstanding.